Revenue (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Revenue from Contract with Customer [Text Block]	Revenue

Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities. For further discussion of our Retail, Wholesale, RTO ancillary, and Capacity revenues, see Note 13 — Revenue in Item 8.—Financial Statements and Supplementary Data of our Form 10-K.

DP&L's revenue from contracts with customers was $187.0 million and $186.1 million for the three months ended September 30, 2019 and 2018, respectively, and $554.4 million and $532.1 million for the nine months ended September 30, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue for the three and nine months ended September 30, 2019 and 2018:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Retail revenue
Retail revenue from contracts with customers	$170.5	$168.4	$503.8	$469.3
Other retail revenue (a)	3.8	12.6	14.9	31.4
Wholesale revenue
Wholesale revenue from contracts with customers	4.4	4.9	12.8	24.6
RTO ancillary revenue	11.0	10.8	32.8	32.4
Capacity revenue	1.1	2.0	5.0	5.8
Miscellaneous revenue	0.3	—	0.9	—
Total revenues	$191.1	$198.7	$570.2	$563.5

(a)	Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.

The balances of receivables from contracts with customers were $65.2 million and $70.1 million as of September 30, 2019 and December 31, 2018, respectively. Payment terms for all receivables from contracts with customers are typically within 30 days.

Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

Retail Revenues – DP&L energy sales to utility customers are based on the reading of meters at the customer's location that occurs on a systematic basis throughout the month. DP&L sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Performance obligations for retail revenues are satisfied over time as energy is delivered and the same method is used to measure progress, and thus the performance obligation meets the criteria to be considered a series. This includes both the promise to transfer energy and other distribution and/or transmission services.

In exchange for the exclusive right to sell or distribute electricity in our service area, DP&L is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that DP&L is allowed to charge customers for electricity. Since tariffs are approved by the regulator, the price that DP&L has the right to bill corresponds directly with the value to the customer of DP&L's performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff.

In cases where a customer chooses to receive generation services from a CRES provider, the price for generation services is negotiated between the customer and the CRES provider, and DP&L only serves as a billing agent if requested by the CRES provider. As such, DP&L recognizes the consolidated billing arrangement with the CRES provider on a net basis, thereby recording no revenue for the generation component. Retail revenue from these customers would only be related to transmission and distribution charges.

Wholesale Revenues – DP&L's share of the power produced at OVEC is sold to PJM and is classified as Wholesale revenues.

In PJM, the promise to sell energy as wholesale revenue is separately identifiable from participation in the capacity market and the two products can be transacted independently of one another. Therefore, wholesale revenues are a separate contract with a single performance obligation. Revenue is recorded based on the quantities (MWh) delivered in each hour during each month at the spot price, making the contract effectively “month-to-month”.

RTO Revenues – Compensation for use of DP&L’s transmission assets and compensation for various ancillary services are classified as RTO revenues. As DP&L owns and operates transmission lines in southwest Ohio within PJM, demand charges collected from network customers by PJM are then allocated to the appropriate transmission owners (i.e. DP&L) and recognized as transmission revenues. Additionally, as an owner of generation and transmission assets within PJM, DPL is compensated for various ancillary services; such as reactive supply, regulation services, scheduling reserves, operating reserves, spinning/synchronized reserves as well as congestion credits that are provided to PJM via these assets.

Transmission revenues have a single performance obligation, as transmission services represent a distinct service. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The price that DP&L, as the transmission operator, has the right to bill (received as a credit from PJM) corresponds directly with the value to the customer of performance completed in each period, as the price paid is the allocation of the tariff rate (as approved by the regulator) charged to network participants.

RTO Capacity Revenues – Compensation received from PJM for making installed generation capacity available to satisfy system integrity and reliability requirements is classified as RTO capacity revenues. Capacity, which is a stand-ready obligation to deliver energy when called upon by the RTO, is measured using MWs. If plant availability exceeds a contractual target, we may receive a performance bonus payment, or if the plant availability falls below a guaranteed minimum target, we may incur a non-availability penalty. Such bonuses or penalties represent a form of variable consideration and are estimated and recognized when it is probable that there will not be a significant reversal and therefore the transaction price is recognized on an output basis based on the MWs.

RTO capacity revenues have a single performance obligation, as capacity is a distinct good. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The capacity price is set through a competitive auction process established by PJM.

DP&L's revenue from contracts with customers was $706.6 million for the year ended December 31, 2018. The following table presents our revenue from contracts with customers and other revenue by segment for the year ended December 31, 2018:

Year ended December 31,
$ in millions	2018
Retail Revenue
Retail revenue from contracts with customers	$625.8
Other retail revenues (a)	32.1
Wholesale Revenue
Wholesale revenue from contracts with customers	29.9
RTO revenue	43.1
RTO capacity revenues	7.8
Total revenues	$738.7

(a)	Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.

The balances of receivables from contracts with customers were $70.1 million and $62.1 million as of December 31, 2018 and January 1, 2018, respectively. Payment terms for all receivables from contracts with customers are typically within 30 days.

We have elected to apply the optional disclosure exemptions under FASC 606. Therefore, we have no disclosures pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled for DP&L.